Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (9.2%)
	Goodman Group	8,232,848	136,930
	Scentre Group	25,439,314	48,570
	Mirvac Group	19,298,290	40,505
	Dexus	5,273,360	39,835
	Stockland	11,700,020	37,839
	GPT Group	9,452,421	32,410
	Lendlease Corp. Ltd.	3,380,510	30,343
	Charter Hall Group	2,273,373	27,166
	Vicinity Centres	18,899,714	21,596
	Charter Hall Long Wale REIT	2,724,988	9,840
	Shopping Centres Australasia Property Group	5,265,965	9,504
	National Storage REIT	5,292,731	8,307
	Waypoint REIT	3,899,123	7,536
	BWP Trust	2,423,433	7,321
	Charter Hall Retail REIT	2,569,581	7,006
	Centuria Industrial REIT	2,310,323	6,497
	Ingenia Communities Group	1,431,392	6,110
	Cromwell Property Group	9,418,475	6,055
	Centuria Capital Group	2,791,544	5,989
	Lifestyle Communities Ltd.	456,254	5,722
	Abacus Property Group	1,944,012	4,531
	Arena REIT	1,665,546	4,326
	Aventus Group	1,816,543	4,182
	Growthpoint Properties Australia Ltd.	1,419,435	4,103
	Charter Hall Social Infrastructure REIT	1,599,165	4,052
[1]	Home Consortium Ltd.	885,136	3,882
	Rural Funds Group	1,810,574	3,408
	Centuria Office REIT	1,845,429	3,340
	Irongate Group	2,608,318	2,811
	HomeCo Daily Needs REIT	2,206,232	2,392
	GDI Property Group	2,465,496	2,044
	Hotel Property Investments	847,014	2,033
	APN Industria REIT	718,886	1,768
	Cedar Woods Properties Ltd.	312,114	1,521
			539,474
Austria (0.4%)
*	IMMOFINANZ AG	466,707	11,066
	CA Immobilien Anlagen AG	231,019	10,170
	S IMMO AG	204,168	4,867
*,2	CA Immobilien Anlagen AG	344,780	—
			26,103

		Shares	Market Value ($000)
Belgium (2.1%)
	Warehouses De Pauw CVA	666,124	28,649
	Aedifica SA	176,423	25,274
	Cofinimmo SA	144,147	23,294
	VGP NV	36,922	7,601
	Montea NV	49,216	6,595
	Shurgard Self Storage SA	121,516	6,514
	Xior Student Housing NV	88,833	5,742
	Befimmo SA	125,559	5,322
	Retail Estates NV	52,773	4,276
[1]	Care Property Invest NV	124,992	4,210
	Intervest Offices & Warehouses NV	111,011	3,273
[1]	Immobel SA	14,043	1,189
			121,939
Brazil (0.5%)
*	BR Malls Participacoes SA	3,867,053	7,447
	Multiplan Empreendimentos Imobiliarios SA	1,386,610	6,217
	Aliansce Sonae Shopping Centers SA	690,437	3,746
	Iguatemi Empresa de Shopping Centers SA	421,230	3,302
	JHSF Participacoes SA	1,439,096	2,061
	BR Properties SA	975,571	1,618
	Jereissati Participacoes SA	170,558	1,153
	LOG Commercial Properties e Participacoes SA	202,614	1,117
	Lavvi Empreendimentos Imobiliarios Ltda	445,786	645
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	272,498	590
*	HBR Realty Empreendimentos Imobiliarios SA	165,578	553
[3]	Mitre Realty Empreendimentos E Participacoes LTDA	262,258	550
*	Moura Dubeux Engenharia SA	280,222	481
			29,480
Canada (2.7%)
[1]	Canadian Apartment Properties REIT	412,878	20,634
	RioCan REIT	764,609	13,844
	Tricon Capital Group Inc.	1,032,108	12,368
[1]	Allied Properties REIT	306,854	11,243
	Granite REIT	159,045	11,012
	H&R REIT	694,556	9,369
[1]	Choice Properties REIT	792,704	9,340
	SmartCentres REIT	344,089	8,318
	First Capital REIT	520,649	7,553
[1]	Summit Industrial Income REIT	410,577	6,243
[1]	Dream Industrial REIT	447,690	5,759
[1]	NorthWest Healthcare Properties REIT	462,776	4,841
[1]	InterRent REIT	329,739	4,752
[1]	Killam Apartment REIT	260,473	4,322
	Cominar REIT	452,797	4,152
[1]	Boardwalk REIT	110,533	4,047
[1]	WPT Industrial REIT	198,878	3,767
[1]	CT REIT	250,885	3,435
[1]	Crombie REIT	231,905	3,411
	Artis REIT	313,065	2,946
[1]	Dream Office REIT	120,194	2,150
[1,3]	Minto Apartment REIT	85,830	1,689
[1]	Slate Grocery REIT	127,208	1,365
	Morguard North American Residential REIT	92,808	1,318
[1]	True North Commercial REIT	209,054	1,270
	Automotive Properties REIT	92,689	946
[1]	Plaza Retail REIT	242,201	874

		Shares	Market Value ($000)
[1]	Slate Office REIT	159,174	684
			161,652
Chile (0.2%)
*	Parque Arauco SA	3,444,299	4,362
	Cencosud Shopping SA	2,316,565	3,568
	Plaza SA	1,425,619	2,044
			9,974
China (8.6%)
	China Resources Land Ltd.	13,972,446	46,694
	China Overseas Land & Investment Ltd.	18,251,710	38,255
[3]	Longfor Group Holdings Ltd.	8,024,508	37,300
	Country Garden Holdings Co.	35,555,163	34,759
*	Sunac China Holdings Ltd.	12,351,278	32,048
	Wharf Holdings Ltd.	7,448,652	25,274
	China Vanke Co. Ltd. Class H	9,018,983	23,495
	China Vanke Co. Ltd. Class A	4,061,808	13,013
	Shimao Group Holdings Ltd.	6,080,164	12,002
	CIFI Holdings Group Co. Ltd.	18,622,000	11,231
	Hopson Development Holdings Ltd.	3,231,510	10,709
	Agile Group Holdings Ltd.	7,171,409	7,846
	China Jinmao Holdings Group Ltd.	27,607,054	7,710
*	Poly Developments and Holdings Group Co. Ltd. Class A	4,763,217	7,396
	Guangzhou R&F Properties Co. Ltd. Class H	7,822,613	6,864
*	Seazen Group Ltd.	8,930,000	6,647
	Kwg Group Holdings Ltd.	5,704,658	6,261
[1]	China Evergrande Group	9,129,921	6,177
	Yuexiu Property Co. Ltd.	6,184,218	5,759
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,763,040	5,440
	Zhenro Properties Group Ltd.	9,537,000	5,325
	China Overseas Grand Oceans Group Ltd.	8,304,079	4,783
	Powerlong Real Estate Holdings Ltd.	7,030,139	4,756
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,187,407	4,627
	Seazen Holdings Co. Ltd. Class A	903,302	4,440
	Logan Group Co. Ltd.	4,017,984	4,281
	Greentown China Holdings Ltd.	3,747,814	4,139
	Yuexiu REIT	7,579,516	3,789
	China Aoyuan Group Ltd.	5,882,000	3,762
	Shenzhen Investment Ltd.	12,970,201	3,645
	KWG Living Group Holdings Ltd.	3,616,188	3,459
	Times China Holdings Ltd.	3,570,000	3,376
*,1	SOHO China Ltd.	9,075,545	3,366
*	Kaisa Group Holdings Ltd.	12,249,944	3,327
*,3	China Logistics Property Holdings Co. Ltd.	7,586,000	3,226
	Sino-Ocean Group Holding Ltd.	15,171,829	3,167
	Gemdale Properties & Investment Corp. Ltd.	26,556,000	2,870
	China SCE Group Holdings Ltd.	7,989,766	2,789
*	Shui On Land Ltd.	16,876,038	2,696
	Shoucheng Holdings Ltd.	11,698,000	2,637
	Gemdale Corp. Class A	1,856,732	2,412
[1]	Jiayuan International Group Ltd.	6,102,000	2,374
*,3	Red Star Macalline Group Corp. Ltd. Class H	3,965,236	2,332
	Poly Property Group Co. Ltd.	9,457,048	2,303
*	C&D International Investment Group Ltd.	1,259,000	2,187
	Yuzhou Group Holdings Co. Ltd.	10,101,860	2,082
*	Beijing Capital Land Ltd. Class H	6,444,551	2,026
*,1	Shinsun Holdings Group Co. Ltd.	3,101,000	2,001
	China South City Holdings Ltd.	20,780,111	1,980

		Shares	Market Value ($000)
[3]	Midea Real Estate Holding Ltd.	1,133,416	1,917
	Zhuguang Holdings Group Co. Ltd.	9,392,000	1,885
	Skyfame Realty Holdings Ltd.	14,283,012	1,690
*	Radiance Holdings Group Co. Ltd.	2,953,000	1,632
	Zhongliang Holdings Group Co. Ltd.	2,958,000	1,607
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	600,972	1,590
[1]	Sinic Holdings Group Co. Ltd. Class H	2,943,000	1,495
*,1	Dexin China Holdings Co. Ltd.	3,956,000	1,476
	Shanghai Wanye Enterprises Co. Ltd. Class A	369,642	1,474
	Shanghai Lingang Holdings Corp. Ltd. Class A	619,561	1,448
*	Ronshine China Holdings Ltd.	2,787,500	1,448
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,932,000	1,396
	Jinke Properties Group Co. Ltd. Class A	2,067,545	1,380
[1]	Redsun Properties Group Ltd.	4,524,000	1,334
	RiseSun Real Estate Development Co. Ltd. Class A	1,883,379	1,329
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,431,399	1,326
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	728,936	1,311
	Road King Infrastructure Ltd.	1,103,000	1,285
[1,3]	Redco Properties Group Ltd.	4,468,000	1,277
[1]	Ganglong China Property Group Ltd.	2,056,000	1,193
	Datang Group Holdings Ltd.	1,948,000	1,159
	Yango Group Co. Ltd. Class A	1,604,775	1,087
*	Suning Universal Co. Ltd. Class A	1,179,575	1,056
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,479,688	1,047
	China Merchants Commercial REIT	2,906,000	1,025
*	China Fortune Land Development Co. Ltd. Class A	1,520,964	1,022
*	Leading Holdings Group Ltd.	1,284,000	1,018
	Financial Street Holdings Co. Ltd. Class A	1,154,418	1,014
	Yincheng International Holding Co. Ltd.	2,514,000	980
[1]	Huijing Holdings Co. Ltd.	3,838,000	960
	Joy City Property Ltd.	17,265,500	946
	Greenland Hong Kong Holdings Ltd.	3,804,000	931
*	Gree Real Estate Co. Ltd. Class A	793,089	919
	Shanghai Lingang Holdings Corp. Ltd. Class B	806,819	902
*	Central China Management Co. Ltd.	3,575,000	888
	JY Grandmark Holdings Ltd.	2,167,000	875
[1]	DaFa Properties Group Ltd.	1,087,970	859
*	Jingrui Holdings Ltd.	2,469,000	836
*	China Merchants Land Ltd.	6,248,000	813
	Central China Real Estate Ltd.	3,567,000	795
	Shanghai Industrial Urban Development Group Ltd.	8,936,799	761
*	C&D Property Management Group Co. Ltd.	1,254,000	744
	Beijing Capital Development Co. Ltd. Class A	998,076	737
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,201,047	727
	Huafa Industrial Co. Ltd. Zhuhai Class A	816,824	726
	Beijing North Star Co. Ltd. Class H	4,294,000	724
	Lushang Health Industry Development Co. Ltd. Class A	390,998	680
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,313,109	660
	Shanghai Shimao Co. Ltd. Class A	1,269,104	654
*	Grandjoy Holdings Group Co. Ltd. Class A	1,229,002	616
	China World Trade Center Co. Ltd. Class A	243,764	576
*	Fantasia Holdings Group Co. Ltd.	6,176,943	573
*,2	Yida China Holdings Ltd.	4,084,000	562
*	Xinji Shaxi Group Co. Ltd.	3,480,000	505
[1,3]	China Vast Industrial Urban Development Co. Ltd.	1,373,000	498
	Shenzhen SEG Co. Ltd. Class A	552,678	478
*	Cinda Real Estate Co. Ltd. Class A	954,393	472
*	Silver Grant International Holdings Group Ltd.	5,920,000	464

		Shares	Market Value ($000)
	Greattown Holdings Ltd. Class A	871,112	461
	Shanghai Industrial Development Co. Ltd. Class A	702,532	442
	Sichuan Languang Development Co. Ltd. Class A	1,166,344	431
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	232,796	419
	Chongqing Dima Industry Co. Ltd. Class A	979,187	364
	Shenzhen Zhenye Group Co. Ltd. Class A	516,934	354
*	Red Star Macalline Group Corp. Ltd. Class A	212,941	338
*	Tahoe Group Co. Ltd. Class A	960,139	292
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	206,336	289
*	Myhome Real Estate Development Group Co. Ltd. Class A	955,645	240
	Tianjin Guangyu Development Co. Ltd. Class A	348,250	236
	Rongan Property Co. Ltd. Class A	616,444	228
	Guorui Properties Ltd.	4,948,000	213
	Beijing North Star Co. Ltd. Class A	639,373	211
	Shenzhen SEG Co. Ltd. Class B	478,089	122
			503,459
Egypt (0.1%)
	Talaat Moustafa Group	4,701,589	2,154
	Six of October Development & Investment	1,300,836	1,381
	Medinet Nasr Housing	4,179,930	873
	Palm Hills Developments SAE	6,923,493	822
	Heliopolis Housing	1,835,570	570
*	Emaar Misr for Development SAE	2,874,736	434
			6,234
Finland (0.0%)
	Citycon Oyj	311,550	2,740
France (3.1%)
*	Unibail-Rodamco-Westfield	678,030	56,436
	Gecina SA	266,072	42,197
*	Klepierre SA	978,627	23,694
	Covivio	235,794	22,151
	ICADE	153,738	14,053
	Nexity SA	235,101	11,843
[1]	Altarea SCA	17,604	3,946
	Carmila SA	228,872	3,230
	Mercialys SA	191,340	2,318
			179,868
Germany (8.2%)
	Vonovia SE	2,770,488	184,456
	Deutsche Wohnen SE	1,761,678	109,985
	LEG Immobilien SE (XETR)	353,329	55,843
[1]	Aroundtown SA	5,869,312	45,940
	TAG Immobilien AG	715,926	23,743
	alstria office REIT-AG	871,104	18,430
[1]	Grand City Properties SA	515,109	13,682
[3]	ADLER Group SA	418,024	10,144
[3]	Instone Real Estate Group AG	227,816	7,045
[1]	Deutsche EuroShop AG	242,824	5,763
	DIC Asset AG	226,557	4,093
	Hamborner REIT AG	344,272	3,793
			482,917
Greece (0.1%)
*	LAMDA Development SA	334,941	3,348
Hong Kong (9.3%)
	Sun Hung Kai Properties Ltd.	7,518,941	107,561
	Link REIT	10,200,489	97,479

		Shares	Market Value ($000)
	CK Asset Holdings Ltd.	9,652,113	65,670
	Wharf Real Estate Investment Co. Ltd.	8,476,652	47,875
	New World Development Co. Ltd.	6,974,000	33,062
	Henderson Land Development Co. Ltd.	6,650,936	29,716
	Hongkong Land Holdings Ltd.	5,735,412	26,021
	Sino Land Co. Ltd.	15,526,022	23,792
	Hang Lung Properties Ltd.	9,013,932	23,332
*,3	ESR Cayman Ltd.	4,948,400	17,393
	Swire Properties Ltd.	5,134,400	14,603
	Hysan Development Co. Ltd.	2,970,655	11,692
	Hang Lung Group Ltd.	4,161,103	10,190
	Kerry Properties Ltd.	2,949,832	8,711
	Fortune REIT	7,147,861	7,768
	Champion REIT	9,525,512	5,411
	Great Eagle Holdings Ltd.	1,678,000	5,255
	K Wah International Holdings Ltd.	7,010,338	3,169
	Sunlight REIT	4,942,400	3,025
	Prosperity REIT	6,096,649	2,364
[1]	Zensun Enterprises Ltd.	25,980,000	2,174
	Far East Consortium International Ltd.	5,472,000	2,168
	Chinese Estates Holdings Ltd.	2,318,952	909
			549,340
India (1.1%)
	DLF Ltd.	3,071,533	13,966
*	Godrej Properties Ltd.	581,532	12,541
	Embassy Office Parks REIT	1,993,800	9,696
*	Oberoi Realty Ltd.	584,367	5,276
*	Phoenix Mills Ltd.	450,260	5,241
[3]	Mindspace Business Parks REIT	1,063,600	4,056
*	Indiabulls Real Estate Ltd.	1,394,373	2,838
*	Prestige Estates Projects Ltd.	603,338	2,765
*	Brigade Enterprises Ltd.	470,606	2,065
	Sobha Ltd.	175,562	1,407
	Sunteck Realty Ltd.	234,451	1,204
*	NESCO Ltd.	105,907	868
*	Hemisphere Properties India Ltd.	346,803	666
			62,589
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	43,124,027	2,786
	Ciputra Development Tbk PT	42,291,791	2,530
*	Summarecon Agung Tbk PT	42,497,581	2,206
*	Pakuwon Jati Tbk PT	72,521,028	2,007
*	Lippo Karawaci Tbk PT	165,152,449	1,703
*,2	Hanson International Tbk PT	444,252,900	1,536
*	Pollux Properti Indonesia Tbk PT	6,023,700	1,465
*	Alam Sutera Realty Tbk PT	58,661,597	633
	Puradelta Lestari Tbk PT	41,857,300	551
*,2	Armidian Karyatama Tbk PT	34,315,100	119
*	Dms Propertindo Tbk	11,083,300	118
*,2	Modernland Realty Tbk PT	67,400	—
			15,654
Ireland (0.2%)
	Hibernia REIT plc	3,227,245	5,000
	Irish Residential Properties REIT plc	2,109,021	3,853
			8,853
Israel (1.6%)
	Azrieli Group Ltd.	178,876	14,246

		Shares	Market Value ($000)
	Alony Hetz Properties & Investments Ltd.	724,097	9,865
	Mivne Real Estate KD Ltd.	2,938,674	8,781
*	Melisron Ltd.	103,794	7,653
	Gav-Yam Lands Corp. Ltd.	725,177	6,871
*	Big Shopping Centers Ltd.	47,503	6,642
	Amot Investments Ltd.	897,527	5,926
*	Airport City Ltd.	314,239	5,355
	REIT 1 Ltd.	862,970	4,714
	Mega Or Holdings Ltd.	109,324	3,538
*	Summit Real Estate Holdings Ltd.	171,227	2,596
	Sella Capital Real Estate Ltd.	918,020	2,482
	Gazit-Globe Ltd.	330,809	2,460
*	AFI Properties Ltd.	47,315	2,260
*	Israel Canada T.R Ltd.	518,229	2,207
	YH Dimri Construction & Development Ltd.	31,760	2,045
	Blue Square Real Estate Ltd.	24,231	1,856
	Isras Investment Co. Ltd.	7,822	1,724
*	Property & Building Corp. Ltd.	13,249	1,644
*	Brack Capital Properties NV	11,236	1,200
			94,065
Italy (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SPA	271,408	1,306
Japan (22.3%)
	Mitsui Fudosan Co. Ltd.	4,724,557	110,495
	Mitsubishi Estate Co. Ltd.	6,805,945	106,764
	Daiwa House Industry Co. Ltd.	3,261,574	100,001
	Sumitomo Realty & Development Co. Ltd.	2,330,367	75,954
	Nippon Building Fund Inc.	8,092	52,296
	Japan Real Estate Investment Corp.	6,781	42,588
	Nippon Prologis REIT Inc.	12,642	42,219
	Daito Trust Construction Co. Ltd.	338,025	39,715
	GLP JREIT	21,378	38,278
	Nomura Real Estate Master Fund Inc.	23,100	36,705
	Japan Metropolitan Fund Investment	34,243	35,871
	Daiwa House REIT Investment Corp.	9,754	29,041
	Hulic Co. Ltd.	2,433,648	27,687
	Orix JREIT Inc.	13,567	25,887
	Advance Residence Investment Corp.	6,769	23,097
	United Urban Investment Corp.	15,238	22,415
	Industrial & Infrastructure Fund Investment Corp.	10,131	19,637
	Sekisui House REIT Inc.	21,004	18,503
	Japan Prime Realty Investment Corp.	4,689	18,340
	Tokyu Fudosan Holdings Corp.	2,959,644	16,708
	LaSalle Logiport REIT	8,721	15,973
	Kenedix Office Investment Corp.	2,105	15,522
	Activia Properties Inc.	3,404	15,463
	Tokyo Tatemono Co. Ltd.	1,026,483	15,443
	Nippon Accommodations Fund Inc.	2,470	15,118
	Nomura Real Estate Holdings Inc.	587,629	14,571
	Mitsui Fudosan Logistics Park Inc.	2,475	13,858
	Japan Logistics Fund Inc.	4,471	13,567
	Japan Hotel REIT Investment Corp.	21,941	13,380
	Invincible Investment Corp.	30,004	11,788
	Mori Hills REIT Investment Corp.	7,938	11,676
	Daiwa Securities Living Investments Corp.	10,391	11,408
	Frontier Real Estate Investment Corp.	2,381	11,042
	Daiwa Office Investment Corp.	1,502	10,837

		Shares	Market Value ($000)
	AEON REIT Investment Corp.	7,395	10,758
	Hulic REIT Inc.	5,941	10,511
[1]	Kenedix Residential Next Investment Corp.	4,854	10,508
	Comforia Residential REIT Inc.	3,075	9,826
	NTT UD REIT Investment Corp.	6,508	9,451
	NIPPON REIT Investment Corp.	2,193	9,097
	Japan Excellent Inc.	6,355	8,845
	Mitsubishi Estate Logistics REIT Investment Corp.	1,905	8,783
	Tokyu REIT Inc.	4,597	8,563
	Kenedix Retail REIT Corp.	2,888	8,016
	Aeon Mall Co. Ltd.	485,583	7,401
	Katitas Co. Ltd.	243,792	7,271
	Hoshino Resorts REIT Inc.	1,105	7,029
	Mori Trust Sogo REIT Inc.	4,792	6,913
	Heiwa Real Estate REIT Inc.	4,329	6,896
	Ichigo Office REIT Investment Corp.	7,375	6,680
	Fukuoka REIT Corp.	3,529	5,931
	Heiwa Real Estate Co. Ltd.	162,132	5,851
	Global One Real Estate Investment Corp.	4,660	5,383
	Hankyu Hanshin REIT Inc.	3,484	5,152
	SOSiLA Logistics REIT Inc.	2,967	4,656
	Star Asia Investment Corp.	8,117	4,475
	Starts Corp. Inc.	159,800	4,183
	Mirai Corp.	8,051	4,142
	CRE Logistics REIT Inc.	2,158	4,090
	Itochu Advance Logistics Investment Corp.	2,701	3,942
	One REIT Inc.	1,164	3,635
	Ichigo Inc.	1,177,300	3,535
	Daibiru Corp.	272,857	3,486
	SAMTY Co. Ltd.	168,100	3,392
[1]	Samty Residential Investment Corp.	2,781	3,228
	Takara Leben Real Estate Investment Corp.	2,252	2,684
	Keihanshin Building Co. Ltd.	207,300	2,675
	Starts Proceed Investment Corp.	1,070	2,435
	Tosei REIT Investment Corp.	1,654	2,149
[1]	Health Care & Medical Investment Corp.	1,506	2,101
	Sankei Real Estate Inc.	1,724	2,073
	Mori Trust Hotel REIT Inc.	1,521	1,894
[1]	ESCON Japan REIT Investment Corp.	1,370	1,876
[1]	Invesco Office JREIT Inc.	8,022	1,664
	TOC Co. Ltd.	255,729	1,501
*	SRE Holdings Corp.	24,900	1,490
	Shinoken Group Co. Ltd.	125,900	1,470
	Tosei Corp.	138,800	1,441
	Takara Leben Co. Ltd.	400,052	1,252
	Goldcrest Co. Ltd.	81,740	1,210
	Sun Frontier Fudousan Co. Ltd.	125,300	1,182
	Xymax REIT Investment Corp.	1,016	1,164
*	Leopalace21 Corp.	769,950	1,051
[1]	Ichigo Hotel REIT Investment Corp.	1,233	1,028
*,1	TKP Corp.	61,700	983
[1]	Ooedo Onsen REIT Investment Corp.	1,141	886
[1]	Nippon Commercial Development Co. Ltd.	54,700	856
	Marimo Regional Revitalization REIT Inc.	664	805
	Japan Property Management Center Co. Ltd.	61,700	724
[1]	Star Mica Holdings Co. Ltd.	56,900	663
[1]	Tokyo Rakutenchi Co. Ltd.	13,900	503
	Dear Life Co. Ltd.	113,100	486

		Shares	Market Value ($000)
*	Mirainovate Co. Ltd.	1,795,500	443
			1,312,165
Kuwait (0.0%)
*	National Real Estate Co. KPSC	4,016,801	2,805
Malaysia (0.5%)
	KLCCP Stapled Group	2,981,170	4,715
	Sunway REIT	9,798,634	3,277
	IGB REIT	7,614,700	3,014
	IOI Properties Group Bhd.	9,357,100	2,508
	Axis REIT	5,051,700	2,298
	Sime Darby Property Bhd.	11,201,500	1,607
	Mah Sing Group Bhd.	7,682,425	1,541
	Matrix Concepts Holdings Bhd.	2,838,728	1,346
*	SP Setia Bhd. Group	5,133,900	1,252
	YNH Property Bhd.	1,845,900	1,182
	UOA Development Bhd.	3,098,300	1,167
	Pavilion REIT	3,551,500	1,135
	Eco World Development Group Bhd. (XKLS)	5,392,600	888
	YTL Hospitality REIT	3,721,600	767
*	UEM Sunrise Bhd.	6,387,765	583
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	129
*	Eco World Development Group Bhd. Warrants Exp. 3/26/22	450,320	2
			27,411
Mexico (0.7%)
	Fibra Uno Administracion SA	14,520,385	15,829
	Corp. Inmobiliaria Vesta SAB de CV	3,269,391	6,422
	PLA Administradora Industrial S de RL de CV	3,943,400	6,234
	Prologis Property Mexico SA de CV	2,182,453	4,779
	Concentradora Fibra Danhos SA de CV	3,979,392	4,644
[3]	Macquarie Mexico Real Estate Management SA de CV	3,697,880	4,514
			42,422
Netherlands (0.2%)
	Eurocommercial Properties NV GDR	183,831	4,611
	NSI NV	84,394	3,508
	Wereldhave NV	194,861	3,217
	Vastned Retail NV	92,098	2,753
			14,089
New Zealand (0.5%)
	Goodman Property Trust	5,406,313	9,173
	Precinct Properties New Zealand Ltd.	5,952,505	6,628
	Kiwi Property Group Ltd.	7,650,347	6,215
	Argosy Property Ltd.	4,071,807	4,624
	Vital Healthcare Property Trust	1,886,165	4,168
			30,808
Norway (0.4%)
[3]	Entra ASA	820,163	19,978
	Selvaag Bolig ASA	208,714	1,382
			21,360
Other (0.5%)[4]
[5]	Vanguard Real Estate ETF	267,714	28,455
Philippines (1.1%)
	SM Prime Holdings Inc.	55,627,307	35,034
	Ayala Land Inc.	28,966,060	18,976
	Megaworld Corp.	59,073,100	3,281
	Robinson's Land Corp.	9,888,772	3,187

		Shares	Market Value ($000)
	AREIT Inc.	1,995,900	1,442
	Vista Land & Lifescapes Inc.	15,012,178	1,024
	Filinvest Land Inc.	41,698,000	927
*	DoubleDragon Properties Corp.	3,460,460	700
			64,571
Poland (0.1%)
*	EPP NV	2,507,219	1,974
	Develia SA	2,167,075	1,907
			3,881
Qatar (0.2%)
	Barwa Real Estate Co.	9,494,392	7,971
	United Development Co. QSC	8,446,496	3,387
*	Ezdan Holding Group QSC	7,739,082	3,257
			14,615
Romania (0.0%)
*	MAS Real Estate Inc.	2,206,192	2,673
Russia (0.0%)
	Etalon Group plc GDR (Registered)	961,303	1,580
Saudi Arabia (0.6%)
*	Emaar Economic City	2,085,577	7,549
*	Dar Al Arkan Real Estate Development Co.	2,657,223	7,460
	Arabian Centres Co. Ltd.	508,520	3,442
	Arriyadh Development Co.	423,745	3,249
*	Saudi Real Estate Co.	408,478	2,869
	Jadwa REIT Saudi Fund	582,602	2,432
	Al Rajhi REIT	580,080	1,911
	Derayah REIT	420,982	1,503
	Riyad REIT Fund	529,590	1,458
	Alandalus Property Co.	164,632	1,331
	Musharaka Real Estate Income Fund	256,194	755
	Alahli REIT Fund 1	205,580	671
			34,630
Singapore (5.8%)
	Ascendas REIT	16,130,184	37,119
	CapitaLand Ltd.	12,240,638	36,367
	CapitaLand Integrated Commercial Trust	22,220,576	35,210
	Mapletree Logistics Trust	14,238,918	22,170
	Mapletree Industrial Trust	9,496,991	21,028
	Mapletree Commercial Trust	10,732,041	17,086
	Frasers Logistics & Commercial Trust	14,027,352	15,710
	UOL Group Ltd.	2,333,378	12,541
	Keppel DC REIT	6,273,194	12,213
	Frasers Centrepoint Trust	6,602,540	11,796
	City Developments Ltd.	2,281,890	11,511
	Suntec REIT	10,648,327	11,459
	Keppel REIT	9,633,715	8,540
	Mapletree North Asia Commercial Trust	10,387,666	7,745
	Ascott Residence Trust	9,118,522	6,935
	Parkway Life REIT	1,886,897	6,464
	Manulife U.S. REIT	6,908,010	5,253
	CapitaLand China Trust	4,769,908	4,928
	Cromwell European REIT	1,408,266	4,160
	ESR-REIT	12,540,890	4,119
	ARA LOGOS Logistics Trust	6,178,531	4,108
	Ascendas India Trust	3,523,200	3,771
	OUE Commercial REIT	11,558,267	3,711

		Shares	Market Value ($000)
	CDL Hospitality Trusts	3,710,106	3,310
	SPH REIT	4,853,800	3,277
	Wing Tai Holdings Ltd.	2,321,300	3,135
	Starhill Global REIT	6,751,968	3,091
	Lendlease Global Commercial REIT	4,295,000	2,773
	Keppel Pacific Oak U.S. REIT	3,342,100	2,639
	AIMS APAC REIT	2,190,676	2,555
	Yanlord Land Group Ltd.	2,820,504	2,330
	Far East Hospitality Trust	4,958,992	2,120
	Prime U.S. REIT	2,210,000	1,856
	Sasseur REIT	2,457,500	1,723
	Frasers Hospitality Trust	3,633,800	1,381
	First REIT	6,482,626	1,268
	OUE Ltd.	1,317,500	1,215
*	Lippo Malls Indonesia Retail Trust	25,307,755	1,174
	Sabana Shari'ah Compliant Industrial REIT	3,509,172	1,128
	IREIT Global	2,317,453	1,087
	Chip Eng Seng Corp. Ltd.	2,445,175	803
	EC World REIT	1,248,800	750
	Oxley Holdings Ltd.	3,704,800	629
*,2	Eagle Hospitality Trust	2,602,300	357
			342,545
South Africa (1.2%)
	Growthpoint Properties Ltd.	16,805,392	16,916
	NEPI Rockcastle plc	1,974,492	13,375
*	Redefine Properties Ltd.	26,395,283	7,551
	Fortress REIT Ltd. Class A	5,975,122	5,669
	Resilient REIT Ltd.	1,396,191	5,003
	Equites Property Fund Ltd.	3,092,409	3,938
[1]	Vukile Property Fund Ltd.	4,266,434	3,061
	Hyprop Investments Ltd.	1,439,477	2,417
	Stor-Age Property REIT Ltd.	2,103,097	1,936
	Investec Property Fund Ltd.	2,726,257	1,878
	SA Corporate Real Estate Ltd.	12,187,158	1,703
*	Attacq Ltd.	3,648,933	1,652
	Emira Property Fund Ltd.	1,997,756	1,254
	Arrowhead Properties Ltd. Class B	4,205,474	917
*	Fortress REIT Ltd. Class B	4,283,908	901
			68,171
South Korea (0.3%)
	LOTTE REIT Co. Ltd.	589,519	3,040
	ESR Kendall Square REIT Co. Ltd.	479,100	2,840
	JR REIT XXVII	531,596	2,453
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	392,151	1,575
	Shinhan Alpha REIT Co. Ltd.	205,934	1,434
	Korea Real Estate Investment & Trust Co. Ltd.	712,944	1,365
	SK D&D Co. Ltd.	36,049	1,159
	Koramco Energy Plus REIT	161,910	839
	IGIS Value Plus REIT Co. Ltd.	117,454	572
			15,277
Spain (0.6%)
	Merlin Properties Socimi SA	1,632,781	18,313
	Inmobiliaria Colonial Socimi SA	1,238,624	13,213
[3]	Aedas Homes SA	90,530	2,743
	Lar Espana Real Estate Socimi SA	298,902	1,880
[3]	Metrovacesa SA	220,021	1,832
			37,981

		Shares	Market Value ($000)
Sweden (3.8%)
*	Fastighets AB Balder Class B	495,581	34,199
	Castellum AB	1,190,014	33,329
	Fabege AB	1,325,802	22,959
[1]	Samhallsbyggnadsbolaget i Norden AB	4,071,442	20,398
	Wallenstam AB Class B	1,013,642	17,021
	Wihlborgs Fastigheter AB	656,292	15,291
	Nyfosa AB	845,574	13,084
	Kungsleden AB	873,320	11,791
	Hufvudstaden AB Class A	570,643	10,431
	Catena AB	138,893	8,329
	Atrium Ljungberg AB Class B	226,809	5,552
	Platzer Fastigheter Holding AB Class B	290,435	5,426
	Cibus Nordic Real Estate AB	194,832	5,309
	Dios Fastigheter AB	419,680	4,763
	NP3 Fastigheter AB	142,176	3,577
*	K-fast Holding AB Class B	318,119	2,986
	Samhallsbyggnadsbolaget i Norden AB Class D	745,298	2,652
	Sagax AB Class D	581,799	2,316
[1]	Akelius Residential Property AB Class D	1,071,959	2,172
	Corem Property Group AB Class B	802,729	2,039
*	Annehem Fastigheter AB Class B	190,381	786
	WastBygg AB	44,721	517
			224,927
Switzerland (1.7%)
	Swiss Prime Site AG (Registered)	372,252	39,638
	PSP Swiss Property AG (Registered)	206,091	27,890
	Allreal Holding AG (Registered)	69,752	14,425
*	Mobimo Holding AG (Registered)	32,189	11,043
	Intershop Holding AG	6,021	4,153
			97,149
Taiwan (0.8%)
	Ruentex Development Co. Ltd.	4,909,986	10,980
	Highwealth Construction Corp.	5,167,598	9,077
	Huaku Development Co. Ltd.	1,189,854	3,618
	Chong Hong Construction Co. Ltd.	1,074,297	3,084
	Kindom Development Co. Ltd.	1,809,000	2,790
	Prince Housing & Development Corp.	5,658,478	2,421
	Farglory Land Development Co. Ltd.	1,174,631	2,354
	Cathay Real Estate Development Co. Ltd.	2,487,100	1,860
	Chung Lien Transportation Co. Ltd.	387,000	1,287
	Hung Sheng Construction Ltd.	1,678,520	1,253
	ZongTai Real Estate Development Co. Ltd.	740,516	1,140
	Radium Life Tech Co. Ltd.	2,818,125	1,131
	Kuo Yang Construction Co. Ltd.	1,067,802	1,127
	Sakura Development Co. Ltd.	924,000	1,073
	Huang Hsiang Construction Corp.	641,000	991
*	Shining Building Business Co. Ltd.	2,187,869	925
	Advancetek Enterprise Co. Ltd.	1,301,000	868
	Hong Pu Real Estate Development Co. Ltd.	1,054,194	820
*	King's Town Construction Co. Ltd.	611,000	777
	KEE TAI Properties Co. Ltd.	1,989,869	755
	Hung Ching Development & Construction Co. Ltd.	626,000	586
	GTM Holdings Corp.	635,000	569
			49,486
Thailand (0.9%)
	Central Pattana PCL	7,064,800	10,121

		Shares	Market Value ($000)
*	CPN Retail Growth Leasehold REIT	9,061,335	5,493
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,497,430	3,930
	Land & Houses PCL (Registered)	16,032,200	3,806
	Frasers Property THA	8,555,200	3,590
	WHA Corp. PCL	33,994,486	3,166
	Siam Future Development PCL	8,519,360	3,011
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,594,396	2,708
	Supalai PCL	3,654,681	2,346
	IMPACT Growth REIT	3,034,900	1,708
*	MBK PCL	3,553,592	1,363
	Origin Property PCL Class F	5,107,398	1,348
	Amata Corp. PCL	2,397,223	1,329
	Bangkok Land PCL	41,348,295	1,308
	Quality Houses PCL	19,254,500	1,289
	Pruksa Holding PCL	2,977,600	1,142
	AP Thailand PCL	4,693,720	1,129
[1]	Sansiri PCL	30,357,500	1,083
*	Pruksa Real Estate PCL	3,024,500	870
[1]	S Prime Growth Leasehold REIT	4,334,500	797
[1]	SC Asset Corp. PCL	8,580,140	778
*	Singha Estate PCL	13,107,900	750
	Noble Development PCL	3,285,528	686
*,1	U City PCL Class F	15,746,424	436
[1]	LPN Development PCL	2,809,400	417
*	MBK PCL Warrants Exp. 11/15/23	127,968	38
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	27
	SC Asset Corp. PCL (XBKK)	251,197	23
*,2	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	7
			54,699
Turkey (0.0%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,391,982	2,036
*	Is Gayrimenkul Yatirim Ortakligi AS	2,280,351	505
*	Vakif Gayrimenkul Yatirim Ortakligi AS	2,273,293	402
			2,943
United Arab Emirates (0.9%)
	Aldar Properties PJSC	19,152,942	20,672
	Emaar Properties PJSC	17,449,988	18,862
*	Emaar Malls PJSC	9,821,613	5,071
*	Emaar Development PJSC	4,079,849	4,161
*	DAMAC Properties Dubai Co. PJSC	8,261,350	2,759
*	RAK Properties PJSC	4,775,590	905
*	Deyaar Development PJSC	7,120,912	562
*	Eshraq Investments PJSC	5,533,169	527
			53,519
United Kingdom (8.2%)
	Segro plc	5,874,297	99,300
	Land Securities Group plc	3,670,135	36,123
	British Land Co. plc	4,601,855	32,581
	UNITE Group plc	1,943,812	31,285
	Derwent London plc	548,904	27,677
	Tritax Big Box REIT plc	8,415,762	24,621
	Big Yellow Group plc	814,266	16,412
	LondonMetric Property plc	4,488,042	15,505
	Safestore Holdings plc	1,028,111	15,086
	Primary Health Properties plc	6,555,805	14,914
	Assura plc	13,043,032	14,158
	Grainger plc	3,323,200	13,976

		Shares	Market Value ($000)
	Great Portland Estates plc	1,237,895	13,101
	Shaftesbury plc	1,493,136	12,239
[1]	Hammerson plc	20,718,728	10,629
*	Capital & Counties Properties plc	4,149,170	9,840
	Sirius Real Estate Ltd.	5,130,447	8,479
	St. Modwen Properties plc	1,004,659	7,798
	Workspace Group plc	626,931	7,509
	Supermarket Income REIT plc	3,932,614	6,562
	GCP Student Living plc	2,218,731	6,520
	LXI REIT plc	3,032,056	6,070
	BMO Commercial Property Trust Ltd.	3,871,770	5,032
	Civitas Social Housing plc	3,034,926	4,991
	UK Commercial Property REIT Ltd.	3,609,944	4,070
*	Empiric Student Property plc	2,940,636	3,950
	Picton Property Income Ltd.	2,668,842	3,414
	Helical plc	514,461	3,249
	CLS Holdings plc	898,382	3,172
	Custodian REIT plc	2,036,501	2,968
	Impact Healthcare REIT plc	1,709,522	2,823
	Phoenix Spree Deutschland Ltd.	491,140	2,715
[3]	Triple Point Social Housing REIT plc	1,808,470	2,632
[3]	Regional REIT Ltd.	2,103,712	2,585
	Standard Life Investment Property Income Trust Ltd.	1,966,207	1,946
	Schroder REIT Ltd.	2,758,225	1,878
[1]	Home REIT plc	1,167,347	1,865
	NewRiver REIT plc	1,505,853	1,751
	AEW UK REIT plc	771,640	1,099
[1]	Intu Properties plc	5,001,586	123
			480,648
Total Common Stocks (Cost $5,688,109)			5,827,805
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[6,7]	Vanguard Market Liquidity Fund, 0.064% (Cost $91,261)	912,676	91,268
Total Investments (100.5%) (Cost $5,779,370)			5,919,073
Other Assets and Liabilities—Net (-0.5%)			(31,308)
Net Assets (100%)			5,887,765
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,130,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $121,711,000, representing 2.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $88,073,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	33	7,243	(31)
MSCI Emerging Markets Index	September 2021	393	25,107	(1,567)
Topix Index	September 2021	118	20,490	(481)
				(2,079)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/15/21	JPY	1,115,054	USD	10,085	83	—
State Street Bank & Trust Co.	9/15/21	USD	7,891	EUR	6,695	—	(58)
Bank of Montreal	9/15/21	USD	6,406	EUR	5,271	148	—
Citibank, N.A.	9/15/21	USD	3,211	GBP	2,267	59	—
Toronto-Dominion Bank	9/15/21	USD	11,790	HKD	91,562	7	—
						297	(58)
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	271,983	5,553,118	2,704	5,827,805
Temporary Cash Investments	91,268	—	—	91,268
Total	363,251	5,553,118	2,704	5,919,073
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	297	—	297
Liabilities
Futures Contracts[1]	2,079	—	—	2,079
Forward Currency Contracts	—	58	—	58
Total	2,079	58	—	2,137
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,274	NA2	NA2	(1)	10	8	—	91,268
Vanguard Real Estate ETF	7,415	15,142	—	—	6,053	516	—	28,455
Total	161,689			(1)	6,063	524	—	119,723
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.